Consolidated Balance Sheet - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible Assets	€ 16,947	€ 419	€ 402
Property, plant and equipment	1,085,632	606,204	399,087
Rights-of-use assets	973	287	464
Leasehold deposits	1,220	238	195
Derivative assets	338	3,376
Total non-current assets	1,105,110	610,524	400,148
Current assets
Inventories	1,836	549	440
Trade receivables	30,552	18,235	19,530
Contract assets	8,880	19,999	843
Prepayments	9,562	1,699	1,497
Current Income tax receivable	12	12
Cash and cash equivalents	96,608	19,012	2,308
Total current assets	147,450	59,506	24,618
Total assets	1,252,560	670,030	424,766
Equity
Share capital	41,839	26,575	18,641
Share premium	952,858	509,542	339,400
Reserves	(28,283)	1,343
Retained earnings / (Accumulated losses)	(7,373)	3,108	(32,785)
Total equity	959,041	540,568	325,256
Non-current liabilities
Provisions	4,813
Lease liabilities	392		209
Deferred tax liabilities	10,191
Deferred charter hire income	1,778	1,326	969
Debt to credit institutions	204,773	114,230	44,476
Derivative liabilities	17,957	2,108
Total non-current liabilities	239,904	117,664	45,654
Current liabilities
Trade and other payables	32,636	8,822	9,703
Current provisions	2,086
Payables to related parties	162	89	63
Current deferred charter hire income	12,103	1,831	15,187
Current lease liabilities	601	279	298
Current income tax liabilities	1,224	5	6
Current debt to credit institutions	799	772	28,599
Current derivative liabilities	4,004
Total current liabilities	53,615	11,798	53,856
Total liabilities	293,519	129,462	99,510
Total equity and liabilities	€ 1,252,560	€ 670,030	€ 424,766